Segall Bryant & Hamill Micro Cap Fund
SEGALL BRYANT & HAMILL MICRO CAP FUND
Investment Objective
The Segall Bryant & Hamill Micro Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Segall Bryant & Hamill Micro Cap Fund Retail Class USD ($)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Segall Bryant & Hamill Micro Cap Fund Retail Class
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	1.19%	[2]
Total Annual Fund Operating Expenses	1.99%
Fee Reductions and/or Expense Reimbursements	0.94%	[3],[4]
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	1.05%	[3],[4]
[1]	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 1.00% to 0.80% effective May 1, 2019.
[2]	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
[3]	From May 1, 2019 until at least April 30, 2020, for the Fund's Retail Class, Segall Bryant & Hamill, LLC (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.05% for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
[4]	Restated to reflect current fee waiver/reimbursement arrangements.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Segall Bryant & Hamill Micro Cap Fund | Retail Class | USD ($)	107	533	986	2,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies of the Fund
●	The Fund invests primarily in the common stock of micro-cap companies that the portfolio management team believes to be undervalued.

●	The manager uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and/or ratios.

●	Under normal circumstances at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.

●	The Fund currently considers "micro-cap companies" to be those companies included in, or similar in size to, those included in its benchmark index, the Russell Microcap® Index, at the time of purchase. As of March 31, 2019, the benchmark capitalization range was $2.2 million to $3.7 billion. As of March 31, 2019, the weighted average market capitalization of the benchmark index was approximately $644 million as compared to approximately $579 million for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

●	With respect to portfolio structure, the manager maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The manager maintains guidelines to monitor this variance.

●	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●	Stocks may be sold when the manager's investment model determines that the risk characteristics outweigh any potential appreciation or he identifies better investment opportunities.

Principal Risks of Investing in the Fund
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Micro-Cap Company Risk: The Fund is subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in more short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

Bar Chart and Performance Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and since inception compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2009 20.33% Lowest Quarterly Return: 9/30/2011 (21.02)%
Average Annual Total Returns (for the Periods Ended December 31, 2018)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Micro Cap Fund	1 Year	5 Years	10 Years
Retail Class	(13.06%)	2.19%	10.86%
Retail Class | After Taxes on Distributions	(21.31%)	(1.20%)	8.87%
Retail Class | After Taxes on Distributions and Sales	(2.31%)	1.58%	8.96%
Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)	(13.08%)	3.08%	12.69%